INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2024
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [Table Text Block]
	June 30, 2024
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$2,224	$-	$2,224
Finished goods
Packaged dried cannabis	2,964	25	2,989
Other products	506	-	506

Balance as of June 30, 2024	$5,694	$25	$5,719

The following is a breakdown of inventory as of December 31, 2023:

	December 31, 2023
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$3,735	$-	$3,735
Finished goods:
Packaged dried cannabis	4,667	984	5,651
Other products	590	-	590

Balance as of December 31, 2023	$8,992	$984	$9,976